FINANCIAL INSTRUMENTS - Schedule of Interest Rate Swap Contracts Outstanding (Details) - Cash flow hedges - FVTPL - Interest rate SWAP $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Current financial assets	$ (130)
Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Notional	50
Current financial assets	$ (94)
Settlement 1 | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Fixed rate payable	3.356%
Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 50
Current financial assets	$ (36)
Settlement 3 | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Fixed rate payable	3.303%